Cover	Apr. 21, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 21, 2023
Entity Registrant Name	Vallon Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40034
Entity Tax Identification Number	82-4369909
Entity Address, Address Line One	100 N. 18th Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	267
Local Phone Number	207-3606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GRI
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001824293
Current Fiscal Year End Date	--12-31
Amendment Flag	false